Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Condensed Balance Sheet Statements, Captions [Line Items]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	38,186,991	37,551,191
Common shares, outstanding	38,186,991	37,551,191
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	38,186,991	37,551,191
Common shares, outstanding	38,186,991	37,551,191